Supplementary Financial Statements Information	6 Months Ended
Jun. 30, 2023
Supplemantary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 4 - Supplementary Financial Statements Information

A.          Cash and cash equivalents

The Company’s cash and cash equivalent balance at June 30, 2023 and December 31, 2022 is denominated in the following currencies:

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
US Dollars	226,172	139,644
New Israeli Shekels	4,416	4,008
Other currencies	2,199	4,504

	232,787	148,156

Short-term deposits are bank deposits in US Dollars with terms at the investment date of 3-12 months with average annual interest rates of 5.05%.

B.          Inventories

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Components	34,158	43,017
Work in process	15,444	13,951
Finished products (including systems at customer locations not yet sold)	18,730	13,930

	68,332	70,898

Inventories are presented in:

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Current assets	61,207	65,541
Long-term assets	7,125	5,357

	68,332	70,898

C.          Other Current Assets

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)

Interest receivable	7,048	3,979
Prepaid expenses	4,315	3,832
Due from Government institutions	2,875	2,598
Other	760	747

	14,998	11,156

D.          Property, Plant and Equipment, Net

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Land	863	863
Building	20,345	18,490
Machinery and equipment	22,590	19,121
Office furniture and equipment	997	934
Computer equipment and software	6,218	6,256
Automobiles	396	396
Leasehold improvements	2,080	1,894
Right of use assets	5,845	6,087
	59,334	54,041

Less accumulated depreciation	22,203	20,900

	37,131	33,141

E.          Intangible Assets, Net

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Patent registration costs	2,195	2,135

Accumulated amortization and impairment	1,593	1,538

Total intangible assets, net	602	597

F.          Other Current Liabilities

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)

Commissions	18,789	18,048
Advances from customers and deferred revenues	7,199	12,825
Accrued employee compensation and related benefits	10,506	11,941
Accrued warranty costs (1)	3,041	3,161
Government institutions and income tax payable	2,844	7,991
Accrued expenses	1,884	1,570
Operating lease obligations	1,266	1,297

	45,529	56,833

(1)          Changes in the accrued warranty costs are as follows:

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)

Beginning of year	3,161	3,265
Accruals	2,721	5,823
Usage	(2,841)	(5,927)

Balance at end of year	3,041	3,161

G.          Convertible Notes

The Convertible Senior Notes consisted of the following:

	June 30,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Liability:
Principle:	200,000	200,000
Unamortized issuance costs	3,716	4,263
Net carrying amount	196,284	195,737

As of June 30, 2023, the debt issuance costs of the Notes will be amortized over the remaining term of approximately 3.5 years.

The annual effective interest rate of the Notes is 0.56%. In the six-months ended June 30, 2023, $547 was recorded as amortization of debt issuance costs (In the year ended December 31, 2022 - $1,094).

As of June 30, 2023, the estimated fair value of the Notes, which the Company has classified as Level 2 financial instruments, is $179,154 (December 31, 2022 - $152,565). The estimated fair value was determined based on the quoted bid price of the Notes in an over-the-counter market on the last trading day of the reporting period.

As of June 30, 2023, the principal amount exceeded the if-converted value of the Notes by $20,846 (December 31, 2022, the principal amount exceeded the if-converted value of the Notes by $47,435).